Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	September 30,	December 31,
	2025	2024
Federal commercial fishing licenses	$26,000	$26,000
Capitalized website development costs	25,000	25,000
Total intangible assets	51,000	51,000
Less: disposals	(26,000)	—
Intangible assets, after disposals	25,000	51,000
Less: accumulated amortization	(7,500)	(3,750)
Intangible Assets, Net	$17,500	$47,250